Dividends	12 Months Ended
Dec. 31, 2010
Dividends [Abstract]
Dividends
11. Dividends
In 2010, the Company’s board of directors approved the payment of a cash dividend of $0.25 per ordinary share ($0.25 per ADS), for a total of $20,081,057, which was paid in May 2010 to shareholders of record as of the close of business on April 9, 2010.